T. ROWE PRICE NATURAL RESOURCES ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
AGRICULTURE 25.2%
Agricultural Products 11.7%
Archer-Daniels-Midland	5,853	350
Bunge Global	1,788	145
Corteva	11,523	779
Muyuan Foods, Class A (CNY)	46,100	343
		1,617
Fertilizers & Agricultural Chemicals 7.9%
CF Industries Holdings	1,170	105
FMC	1,146	39
K&S (EUR)	6,910	94
Mosaic	4,423	153
Nutrien (CAD)	10,020	588
Yara International (NOK)	3,177	117
		1,096
Packaged Foods & Meats 5.6%
Mowi (NOK)	12,428	263
Salmar (NOK)	3,937	211
Tyson Foods, Class A	5,382	292
		766
Total Agriculture		3,479
COMMODITY INDUSTRIALS 1.0%
Construction Materials 1.0%
Knife River (1)	923	71
Vulcan Materials	218	67
Total Commodity Industrials		138
EXPLORATION & PRODUCTION 12.3%
OUS Oil & Gas Exploration & Production 5.1%
Canadian Natural Resources (CAD)	7,066	226
Headwater Exploration (CAD)	13,138	71
Kelt Exploration (CAD) (1)	13,456	66
NuVista Energy (CAD) (1)	5,026	58
Tourmaline Oil (CAD)	2,439	105
Var Energi (NOK)	20,457	68
Woodside Energy Group (AUD)	7,263	110
		704
U.S. Mixed Exploration & Production 3.1%
EQT	2,597	141
Expand Energy	1,063	113
Range Resources	2,523	95

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
Viper Energy, Class A	2,083	80
		429
U.S. Oil Exploration & Production 4.1%
ConocoPhillips	3,016	285
Diamondback Energy	852	122
Ovintiv	2,389	97
Vista Energy, ADR (1)	1,688	58
		562
Total Exploration & Production		1,695
INTEGRATEDS 19.9%
Integrated Oil & Gas 19.9%
BP (GBP)	20,511	118
Cenovus Energy (CAD)	4,863	82
Chevron	3,443	535
Exxon Mobil	5,246	591
Galp Energia SGPS (EUR)	3,689	70
Shell (GBP)	19,029	678
Suncor Energy (CAD)	6,336	265
TotalEnergies (EUR)	6,513	397
Total Integrateds		2,736
METALS & MINING 37.1%
Coal & Consumable Fuels 4.3%
Cameco (CAD)	3,679	309
Uranium Energy (1)	13,056	174
Warrior Met Coal	1,618	103
		586
Diversified Metals & Mining 17.9%
Anglo American (GBP)	3,013	114
BHP Group (AUD)	16,328	456
Champion Iron (AUD)	21,688	67
Firefly Aerospace (1)	513	15
First Quantum Minerals (CAD) (1)	5,181	117
Freeport-McMoRan	7,342	288
Glencore (GBP) (1)	64,031	295
Ivanhoe Electric (1)	3,988	50
MP Materials (1)	873	59
Rio Tinto (GBP)	1,932	127
Southern Copper	916	111
Teck Resources, Class B (CAD)	3,859	169
Teck Resources, Class B	641	28
Vale, ADR	29,331	319
Zijin Gold International (HKD) (1)	2,600	40
Zijin Mining Group, Class A (CNY)	51,800	214
		2,469

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
Precious Metals & Minerals 14.9%
Agnico Eagle Mines (CAD)	2,790	470
Alamos Gold, Class A (CAD)	3,356	117
Artemis Gold (CAD) (1)	4,982	131
Capricorn Metals (AUD) (1)	6,088	53
Emerald Resources (AUD) (1)	21,160	70
Franco-Nevada (CAD)	1,236	275
G Mining Ventures (CAD) (1)	4,149	82
Gold Fields (ZAR)	3,728	156
Newmont	2,247	189
OR Royalties (CAD)	4,289	172
Skeena Resources (CAD) (1)	4,479	83
Snowline Gold (CAD) (1)	7,921	63
Wheaton Precious Metals (CAD)	1,721	193
		2,054
Total Metals & Mining		5,109
OTHER 4.0%
Building Products 0.6%
UFP Industries	823	77
		77
Paper & Forest Products 3.4%
Interfor (CAD) (1)	7,423	54
Stora Enso, Class R (EUR)	10,676	118
UPM-Kymmene (EUR)	6,098	167
West Fraser Timber (CAD)	1,989	135
		474
Total Other		551
Total Common Stocks (Cost $12,733)		13,708
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.09% (2)	29,002	29
Total Short-Term Investments (Cost $29)		29
Total Investments in Securities 99.7% of Net Assets (Cost $12,762)		$13,737
Other Assets Less Liabilities 0.3%		37
Net Assets 100.0%		$13,774

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
CNY	China Renminbi

T. ROWE PRICE NATURAL RESOURCES ETF

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
ZAR	South African Rand
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NATURAL RESOURCES ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Natural Resources ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE NATURAL RESOURCES ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,531	$8,177	$—	$13,708
Short-Term Investments	29	—	—	29
Total	$5,560	$8,177	$—	$13,737
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE NATURAL RESOURCES ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1192-054Q3
09/25